Mezzanine Equity - Summary of Mezzanine Equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Temporary Equity [Line Items]
Balance as of January 1	¥ 1,931,529	$ 276,205	¥ 1,758,933
Accretion of mezzanine equity	189,662	27,121	172,596
Balance as of December 31	¥ 2,121,191	$ 303,326	¥ 1,931,529